Net investment income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Net gains from financial instruments mandatorily at fair value	£ 252	£ 326	£ 171
Net (losses)/gains from disposal of financial assets at fair value through other comprehensive income	(191)	164	26
Net losses from disposals of financial assets and liabilities measured at amortised cost	(18)	(209)	(17)
Dividend income	0	3	0
Net losses on other investments	(33)	(68)	(119)
Net investment income	£ 10	216	£ 61
Italian retail market portfolio
Disclosure of detailed information about financial instruments [line items]
Net losses from disposals of financial assets and liabilities measured at amortised cost		£ (220)